Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000007432 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000007432 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[1]
C000007432 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[1]
C000007432 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000007432 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000007432 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[1]
C000007432 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000007432 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000007432 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000007432 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[1]
C000007432 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[2]
C000007432 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007432 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007432 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007432 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007432 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007432 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007432 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007432 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007432 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007432 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000007432 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007429 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000007429 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[3]
C000007429 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[3]
C000007429 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000007429 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000007429 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[3]
C000007429 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000007429 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000007429 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000007429 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[3]
C000007429 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[4]
C000007429 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007429 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007429 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007429 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007429 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007429 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007429 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007429 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007429 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007429 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000007429 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007431 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000007431 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[5]
C000007431 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[5]
C000007431 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000007431 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000007431 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[5]
C000007431 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000007431 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000007431 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000007431 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[5]
C000007431 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[6]
C000007431 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007431 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007431 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007431 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007431 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007431 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007431 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007431 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007431 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007431 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000007431 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000199761 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000199761 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[7]
C000199761 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[7]
C000199761 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000199761 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000199761 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[7]
C000199761 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199761 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199761 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199761 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[7]
C000199761 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[8]
C000199761 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000199761 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000199761 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000199761 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000199761 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000199761 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000199761 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000199761 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000199761 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000199761 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000199761 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000007433 [Member] | Microsoft Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000007433 [Member] | Apple Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%	[9]
C000007433 [Member] | NVIDIA Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%	[9]
C000007433 [Member] | Amazon com Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000007433 [Member] | Johnson And Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000007433 [Member] | Alphabet Inc Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%	[9]
C000007433 [Member] | S And P Global Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000007433 [Member] | Lam Research Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000007433 [Member] | Comcast Corp Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000007433 [Member] | QUALCOMM Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[9]
C000007433 [Member] | Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%	[10]
C000007433 [Member] | CANADA
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000007433 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000007433 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000007433 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000007433 [Member] | DENMARK
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000007433 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000007433 [Member] | INDIA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000007433 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C000007433 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000007433 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	69.70%
C000007433 [Member] | Other Assets Less Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%

[1]	Excludes short-term securities.
[2]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[3]	Excludes short-term securities.
[4]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[5]	Excludes short-term securities.
[6]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[7]	Excludes short-term securities.
[8]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.
[9]	Excludes short-term securities.
[10]	Ten largest country/geographic regions are presented. Additional country/geographic regions are found in Other.